Share-Based Compensation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) shares
Share-Based Compensation [Line Items]
Unrecognized compensation expense | $	$ 3,670
Minimum [Member]
Share-Based Compensation [Line Items]
Weighted average period	1 year
Maximum [Member]
Share-Based Compensation [Line Items]
Weighted average period	4 years
2022 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Restricted shares granted (in Shares)	8,166,041
Restricted shares forfeited (in Shares)	56,722